Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Long term debt is comprised of the following borrowings :

Borrower	Commencement	Maturity	December 31, 2020	June 30, 2021
Maxeikosiepta 1	December 2018	February 2021	4,000	—
Maxtessera 1	November 2018	April 2021	22,000	—
Avstes 1	June 2019	April 2021	5,985	—
Maxeikosi 1	September 2017	May 2021	10,893	—
Maxeikosiexi 1	September 2015	June 2021	4,432	—
Marathassa 1	September 2015	June 2021	4,820	—
Marinouki 1	September 2015	June 2021	7,263	—
Kerasies 1	September 2015	June 2021	5,097	—
Soffive 1	September 2015	June 2021	7,853	—
Eptaprohi 1	September 2015	June 2021	37,053	—
Petra 1	November 2018	June 2021	6,135	—
Pemer 1	November 2018	June 2021	6,135	—
Safe Bulkers 1	April 2019	June 2022	8,000	—
Shikokupente - Shikokuennia - Pemer - Petra 1	July 2019	January 2023	8,510	2,530
Shikokupente 1	August 2018	August 2023	12,927	10,800
Shikokuennia 1	October 2018	October 2023	14,385	9,949
Shikokuepta 1	February 2016	February 2024	17,150	15,517
Maxeikositria 1	September 2017	August 2024	10,893	9,312
Maxpente 1	September 2017	August 2024	16,100	13,450
Maxeikositessera 1	September 2017	August 2024	11,310	9,527
Maxenteka 1	September 2017	August 2024	13,536	11,716
Safe Bulkers 1	November 2018	August 2024	22,250	15,000
Safe Bulkers 1	November 2014	September 2024	79,758	71,139
Pelea - Vasstwo - Eniaprohi - Vassone 1	December 2018	December 2024	43,250	36,250
Safe Bulkers 2	December 2019	June 2024	29,000	—
Maxdeka 3	November 2019	August 2025	19,076	18,076
Shikoku Friendship 3	November 2019	August 2025	20,066	19,014
Shikokutessera 3	November 2019	August 2025	19,502	18,497
Glovertwo 3	November 2019	August 2025	18,344	17,384
Maxeikosiena 3	September 2015	September 2025	18,058	17,479
Pentakomo 3	January 2020	January 2026	14,500	13,500
Maxdekatria 3	January 2020	January 2026	14,500	13,500
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra 1	June 2021	June 2026	—	30,000
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra 2	June 2021	June 2026	—	10,000
Maxtessera 3	April 2021	October 2026	—	29,745
Youngtwo 3	January 2017	January 2027	21,203	20,851
Monagrouli 1	April 2020	April 2027	25,520	24,640
Shikokuokto 3	December 2019	December 2027	18,000	17,000
Gloversix 3	December 2019	December 2027	18,720	17,680
Pinewood 3	February 2021	February 2031	—	23,503
Total			616,224	496,059
Current portion of Long-term debt			77,284	28,594

Liability directly associated with asset held for sale	4,000	17,479
Long-term debt	534,940	449,986
Total debt	616,224	496,059
Current portion of deferred financing costs	1,500	1,324
Financing cost, directly associated with asset held for sale	17	244
Deferred financing costs non-current	3,057	3,063
Total deferred financing costs	4,574	4,631
Total debt	616,224	496,059
Less: Total deferred financing costs	4,574	4,631
Total debt, net of deferred financing costs	611,650	491,428
Less: Current portion of long-term debt, net of current portion of deferred financing costs	75,784	27,270
Less: Liability directly associated with asset held for sale net of deferred financing cost	3,983	17,235
Long-term debt, net of deferred financing costs, non-current	531,883	446,923

1.Credit facility
2.Revolving credit facility
3.Sale and lease back financing transaction.

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after June 30, 2021, based on the loan and credit facility agreements as amended, are as follows:

To June 30,
2022	$46,073
2023	62,043
2024	83,427
2025	144,545
2026	88,095
2027 and thereafter	71,876
Total	$496,059